Share capital and Contributed Surplus (Tables)	12 Months Ended
Sep. 30, 2025
Share capital and Contributed Surplus
Disclosure of issued common shares

	September 30, 2025		September 30, 2024		September 30, 2023
	Number	Amount	Number	Amount	Number	Amount
Balance, beginning of year	75,200	$37,822,725	26,744	$33,379,110	3,682	$19,496,640
Issued for U.S. IPO and Canadian Offering	—	—	—	—	15,363	13,675,120
Issued in private placement	50,248	371,154	—	—	7,343	3,050,316
Issued for debt settlements	5,669	100,000	222	97,615	267	233,485
Issued for U.S. public offerings	676,894	3,271,209	39,761	3,608,154	—	—
Issued for conversion of share units	—	—	—	—	67	529,504
Issued for exercise of warrants	588,310	6,234,156	8,473	1,771,239	17	60,000
Issued for exercise of stock options	—	—	—	—	5	5,836
Less: share offering costs for the year	—	(795,253)	—	(1,033,393)	—	(3,671,791)
Balance, end of year	1,396,321	$47,003,991	75,200	$37,822,725	26,744	$33,379,110

Disclosure of fair value assumptions of warrants granted

Initial Recognition
Number of warrants	759,879
Stock price	$6.16
Exercise price	$10.52
Volatility	101%
Dividend yield	Nil
Risk free rate	3.03%
Expected life (in years)	5
Fair value per warrant	$4.24

Initial Recognition
Number of warrants	56,991
Stock price	$6.16
Exercise price	$11.19
Volatility	101%
Dividend yield	Nil
Risk free rate	3.03%
Expected life (in years)	5
Fair value per warrant (CAD)	$4.19

February 21 Tranche	Initial Recognition
Number of warrants	3,787,879
Stock price	$0.80
Exercise price	$1.16
Volatility	104%
Dividend yield	Nil
Risk free rate	2.76%
Expected life (in years)	5
Fair value per warrant	$0.58

February 25 Tranche	Initial Recognition
Number of warrants	151,515
Stock price	$0.77
Exercise price	$1.16
Volatility	104%
Dividend yield	Nil
Risk free rate	2.65%
Expected life (in years)	5
Fair value per warrant	$0.55

February 25 Tranche	Initial Recognition
Number of warrants	189,394
Stock price	$0.80
Exercise price	$1.16
Volatility	104%
Dividend yield	Nil
Risk free rate	2.76%
Expected life (in years)	5
Fair value per warrant (CAD)	$0.58

February 25 Tranche	Initial Recognition
Number of warrants	7,576
Stock price	$0.77
Exercise price	$1.16
Volatility	104%
Dividend yield	Nil
Risk free rate	2.65%
Expected life (in years)	5
Fair value per warrant (CAD)	$0.55

Initial Recognition
Number of warrants	194,450
Stock price (in USD)	$0.93
Exercise price (in USD)	$1.13
Volatility	103%
Dividend yield	Nil
Risk free rate	2.92%
Expected life (in years)	5
Exchange rate (USD/CAD)	$1.3932
Fair value per warrant (CAD)	$0.69

Initial Recognition
Number of warrants	4,145,200
Stock price (in CAD)	$1.00
Exercise price	$1.03
Volatility	103%
Dividend yield	Nil
Risk free rate	2.92%
Expected life (in years)	5
Fair value per warrant (CAD)	$0.765

Initial Recognition
Number of warrants	207,260
Stock price (in CAD)	$1.00
Exercise price	$1.03
Volatility	103%
Dividend yield	Nil
Risk free rate	2.92%
Expected life (in years)	5
Fair value per warrant (CAD)	$0.765

Initial Recognition
Number of warrants	76,925
Stock price (in USD)	$156.45
Exercise price (in USD)	$0.81
Black Scholes fair value (in USD)	$0.42
Volatility	66%
Risk free rate	3.86%
Expected life	5
Exchange (USD/CAD)	1.3578
Fair value per warrant (CAD)	$0.57

Initial Recognition
Number of warrants	145,000
Stock price (in USD)	$5.77
Exercise price (in USD)	$7.25
Black Scholes fair value (in USD)	$3.07
Volatility	66%
Dividend yield	Nil
Risk free rate	3.86%
Expected life	5
Exchange (USD/CAD)	1.3571
Fair value per warrant (CAD)	$0.42

Initial Recognition
Number of warrants	353,625
Stock price (in USD)	$30.09
Exercise price (in USD)	$0.25
Black Scholes fair value (in USD)	$0.06
Volatility	91%
Dividend yield	Nil
Risk free rate	3.12%
Expected life	2.5
Exchange (USD/CAD)	1.3723
Fair value per warrant (CAD)	$0.08

Disclosure of warrant activity

	September 30, 2025		September 30, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise price	warrants	exercise price
Balance, beginning of year	11,600,589	$3.04	15,507,862	$2.24
Issued	20,425,318	0.50	6,094,050	0.32
Exercised	(11,243,900)	0.09	(1,781,323)	0.00
Expired	(575,000)	5.01	(8,220,000)	0.21
Balance, end of year	20,207,007	$2.45	11,600,589	$3.04
Exercisable, end of year	20,207,007	$2.45	11,475,598	$3.07

Disclosure of additional information on outstanding warrants

			Conversion
			ratio to
	Exercise	Number	Common	Underlying
	Price	outstanding	Shares	Securities	Book value	Expiry Date
Classified as Equity:
LEC’s Warrants	CAD$0.70	500,000	14,700 for 1	34	$425,000	April 29, 2026
December 2022 U.S. Underwriter Warrants	US$5.1625	134,950	210 for 1	643	189,592	December 9, 2027
July 2023 U.S. Underwriter Warrants	US$2.66	123,637	210 for 1	589	204,187	July 21, 2028
April 2024 U.S. Underwriter Warrants	US$0.8125	76,925	210 for 1	366	43,869	April 9, 2029
June 2024 U.S. Underwriter Warrants	US$0.725	145,000	210 for 1	690	61,213	June 14, 2029
August 2024 U.S. Underwriter Warrants	US$0.25	353,625	210 for 1	1,684	28,826	August 9, 2029
November 2024 U.S. Underwriter Warrants	US$1.125	194,450	21 for 1	9,260	187,468	November 1, 2029
November 2024 Private Placement Warrants	US$1.03	3,795,200	21 for 1	180,724	2,903,328	November 11, 2029
November 2024 PP Underwriter Warrants	US$1.03	207,260	21 for 1	9,870	158,554	November 11, 2029
February 21, 2025 PP Warrants	CAD$1.16	3,787,879	21 for 1	180,375	2,196,970	February 21, 2030
February 21, 2025 PP Underwriter Warrants	CAD$1.16	189,394	21 for 1	9,019	109,991	February 21, 2030
February 25, 2025 PP Warrants	CAD$1.16	151,515	21 for 1	7,215	83,939	February 25, 2030
February 25, 2025 PP Underwriter Warrants	CAD$1.16	7,576	21 for 1	361	4,197	February 25, 2030
July 2025 Public Offering Warrants	CAD$10.52	759,879	1 for 1	759,879	3,129,057	July 25, 2030
July 2025 Prefunded Warrants	CAD$0.001	31,265	1 for 1	31,265	29,667	July 25, 2030
July 2025 Broker Warrants	CAD$10.52	56,991	1 for 1	56,991	451,255	July 25, 2030
November 2024 Issuance Costs					(868,653)
February 2025 Issuance Costs					(803,109)
July 2025 Issuance Costs					(770,939)
		10,515,546		1,248,965	$7,764,412
Classified as liability:
December 2022 Public Offerings	US$5.00	3,226,392	210 for 1	15,363	180,107	December 9, 2027
December 2022 Debt Settlement	US$5.00	56,141	210 for 1	267	3,135	December 9, 2027
July 2023 Public Offerings	US$2.66	1,542,194	210 for 1	7,343	—	July 21, 2028
July 2023 Pre-Funded Warrants	US$0.001	151,734	210 for 1	723	1,469	No expiry
August 2024 Public Offering	US$0.25	4,715,000	210 for 1	22,452	26,254	August 9, 2029
		9,691,461		46,148	210,965
Total outstanding warrants		20,207,007		1,295,113	$7,975,377

Disclosure of Canadian Compensation Options

	Initial Recognition
Number of securities		50,848
Exercise price – compensation option (in USD)		$4.13
1 – Year CAD/USD forward exchange rate		$1.3560
Exercise price – compensation warrant (in USD)		$1,050.00
2 – Year CAD/USD forward exchange rate		$1.3483
Share price (in CAD)		$882.00
Expected life – compensation option		1.00
Expected life – compensation warrant		2.50
Dividend	$	Nil
Volatility – compensation option		90%
Volatility – compensation warrant		75%
Risk free rate – compensation option		4.38%
Risk free rate – compensation warrant		3.15%
Fair value per warrant (CAD)		$2.46

Disclosure of number and weighted average exercise prices of share options

		Weighted average
	Number of options	exercise price
Outstanding, at September 30, 2023	1,856	$588.00
Cancelled	(627)	653.10
Outstanding, at September 30, 2024	1,229	555.24
Cancelled	(234)	664.41
Outstanding, at September 30, 2025	995	$555.42
Options Exercisable, at September 30, 2025	995	$555.42

Disclosure of range of exercise prices of outstanding share options

		Weighted	Weighted			Weighted
		average	average		Remaining	average
Exercise	Number	remaining	outstanding		exercisable	exercisable
Price	outstanding	contractual life	strike price	Exercisable	contractual life	strike price

$535.50	905	0.88	$535.50	905	0.88	$535.50
$756.00	90	0.49	756.00	90	0.49	756.00
	995	0.84	$555.42	995	0.84	$555.42

Disclosure of changes in share units

	RSUs	PSUs	SARs	Total
Balance at September 30, 2023	108	$—	$265	$373
Granted	—	—	—	—
Vested and converted to common shares	—	—	—	—
Vested and repurchased for withholding taxes	—	—	—	—
Expired/Cancelled	(108)	—	(265)	(373)
Balance at September 30, 2024	—	—	—	—
Granted	—	—	—	—
Expired/Cancelled	—	—	—	—
Balance at September 30, 2025	—	—	—	—